Financial assets and liabilities (Tables)	3 Months Ended
Mar. 31, 2025
Fair Value Measurement [Abstract]
Disclosure of carrying amounts and fair value of financial assets	The following table shows the carrying amounts and fair value of financial assets and financial liabilities, including their levels in the fair value hierarchy.
Tax and employee-related payables are non-financial liabilities and are therefore excluded from the tables below. They are presented in Note 17.2.

	AS OF DECEMBER 31, 2024
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	13,473	12,690	—	12,690	—
Other receivables and assets (2)	19,843	19,843	—	19,843	—
Cash and cash equivalents (1)	144,221	144,221	—	144,221	—
Total financial assets	177,537	176,754	—	176,754	—
Financial liabilities—non-current portion (4, Note 15)	69,069	73,497	3,620	—	69,877
Financial liabilities—current portion (3, Note 15)	44,935	44,935	21,183	—	23,752
Trade payables and other current liabilities (3)	43,824	43,824	—	—	43,824
Total financial liabilities	157,828	162,256	24,803	—	137,453

	AS OF MARCH 31, 2025
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	13,507	12,500	—	12,500	—
Other receivables and assets (2)	22,422	22,422	—	22,422	—
Cash and cash equivalents (1)	103,576	103,576	65,088	38,488	—
Total financial assets	139,504	138,497	65,088	73,410	—
Financial liabilities—non-current portion (4, Note 15)	65,993	63,055	3,795	—	59,260
Financial liabilities—current portion (3, Note 15)	45,386	45,386	19,885	—	25,501
Trade payables and other current liabilities (3)	56,525	56,525	—	—	56,525
Total financial liabilities	167,904	164,966	23,680	—	141,286
(1)    The fair value of cash and cash equivalents is determined based on Level 1 fair value measurement and corresponds to the market value of the assets.
(2)    The carrying amount of financial assets measured at amortized cost is deemed to be a reasonable estimate of fair value, except for the long-term advances made to CROs, whose fair value is determined based on Level 3 fair value measurement and is estimated based on future cash-flows discounted at market rates, using credit spreads ranging from 104 bp to 218 bp as of December 31, 2024 and 105 bp to 325 bp as of March 31, 2025. As of December 31, 2024 and March 31, 2025, an increase in the credit spread by +100 bp would result in a decrease in the advances fair value by €236 thousand and €206 thousand respectively.
(3)    The carrying amount of short-term financial liabilities measured at amortized cost was deemed to be a reasonable estimate of fair value.
(4)    The fair value of the royalty certificates, Heights convertible notes, Kreos / Claret BSA and Minimum Return Indemnifications
is based on Level 3 fair value measurement and is estimated based on models and assumptions detailed in Note 15. The fair value of other long-term financial liabilities is determined based on Level 3 fair value measurement and is estimated based on future cash-flows discounted at market rates, using the following assumptions:
•For the debt components of the Kreos / Claret OCABSA (tranche A) and the tranches B and C of the Kreos / Claret straight bond loans, a credit spread of 750 bp as of December 31, 2024 and 1,000 bp as of March 31, 2025.
As of December 31, 2024 and March 31, 2025, an increase in the credit spread by +100 bp would result in a decrease in the
Kreos / Claret tranche A (OCABSA), tranches B and C debt components fair value by respectively €538 thousand and
€773 thousand respectively.
•For the PGE loan (on both reporting dates), a credit spread of 900 bp as of December 31, 2024 and 950 bp as of March 31,
2025. As of December 31, 2024 and March 31, 2025, an increase in the credit spread by +100 bp would result in a decrease in the PGE loan fair value by €39 thousand and €15 thousand respectively.
Disclosure of carrying amounts and fair value of financial liabilities	The following table shows the carrying amounts and fair value of financial assets and financial liabilities, including their levels in the fair value hierarchy.
Tax and employee-related payables are non-financial liabilities and are therefore excluded from the tables below. They are presented in Note 17.2.

	AS OF DECEMBER 31, 2024
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	13,473	12,690	—	12,690	—
Other receivables and assets (2)	19,843	19,843	—	19,843	—
Cash and cash equivalents (1)	144,221	144,221	—	144,221	—
Total financial assets	177,537	176,754	—	176,754	—
Financial liabilities—non-current portion (4, Note 15)	69,069	73,497	3,620	—	69,877
Financial liabilities—current portion (3, Note 15)	44,935	44,935	21,183	—	23,752
Trade payables and other current liabilities (3)	43,824	43,824	—	—	43,824
Total financial liabilities	157,828	162,256	24,803	—	137,453

	AS OF MARCH 31, 2025
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	13,507	12,500	—	12,500	—
Other receivables and assets (2)	22,422	22,422	—	22,422	—
Cash and cash equivalents (1)	103,576	103,576	65,088	38,488	—
Total financial assets	139,504	138,497	65,088	73,410	—
Financial liabilities—non-current portion (4, Note 15)	65,993	63,055	3,795	—	59,260
Financial liabilities—current portion (3, Note 15)	45,386	45,386	19,885	—	25,501
Trade payables and other current liabilities (3)	56,525	56,525	—	—	56,525
Total financial liabilities	167,904	164,966	23,680	—	141,286
(1)    The fair value of cash and cash equivalents is determined based on Level 1 fair value measurement and corresponds to the market value of the assets.
(2)    The carrying amount of financial assets measured at amortized cost is deemed to be a reasonable estimate of fair value, except for the long-term advances made to CROs, whose fair value is determined based on Level 3 fair value measurement and is estimated based on future cash-flows discounted at market rates, using credit spreads ranging from 104 bp to 218 bp as of December 31, 2024 and 105 bp to 325 bp as of March 31, 2025. As of December 31, 2024 and March 31, 2025, an increase in the credit spread by +100 bp would result in a decrease in the advances fair value by €236 thousand and €206 thousand respectively.
(3)    The carrying amount of short-term financial liabilities measured at amortized cost was deemed to be a reasonable estimate of fair value.
(4)    The fair value of the royalty certificates, Heights convertible notes, Kreos / Claret BSA and Minimum Return Indemnifications
is based on Level 3 fair value measurement and is estimated based on models and assumptions detailed in Note 15. The fair value of other long-term financial liabilities is determined based on Level 3 fair value measurement and is estimated based on future cash-flows discounted at market rates, using the following assumptions:
•For the debt components of the Kreos / Claret OCABSA (tranche A) and the tranches B and C of the Kreos / Claret straight bond loans, a credit spread of 750 bp as of December 31, 2024 and 1,000 bp as of March 31, 2025.
As of December 31, 2024 and March 31, 2025, an increase in the credit spread by +100 bp would result in a decrease in the
Kreos / Claret tranche A (OCABSA), tranches B and C debt components fair value by respectively €538 thousand and
€773 thousand respectively.
•For the PGE loan (on both reporting dates), a credit spread of 900 bp as of December 31, 2024 and 950 bp as of March 31,
2025. As of December 31, 2024 and March 31, 2025, an increase in the credit spread by +100 bp would result in a decrease in the PGE loan fair value by €39 thousand and €15 thousand respectively.